UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans(1) - 0.5%
Security	Principal Amount	Value
Beverage, Food and Tobacco - 0.4%
New World Pasta, Term Loan B, 14.00%, Maturing 1/28/06	$4,277,546	$4,245,464
		$4,245,464
Utilities - 0.1%
Mirant Corp., Revolving Term Loan, 364 day credit agreement with trade date 7/17/2001(2)	$2,100,000	$1,515,150
		$1,515,150
Total Senior, Floating Rate Loans (identified cost $5,927,845)		$5,760,614
Corporate Bonds & Notes - 92.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense - 0.2%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,693,125
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	795	795,000
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14(3)	395	406,850
		$2,894,975
Airlines - 1.7%
American Airlines, 7.80%, 10/1/06	$7,968	$7,175,500
American Airlines, 7.858%, 10/1/11	260	268,767
American Airlines, 8.608%, 4/1/11	570	514,280
AMR Corp., 9.00%, 8/1/12	7,880	5,910,000
Continental Airlines, 7.033%, 6/15/11	4,042	3,323,082
Delta Air Lines, 7.779%, 11/18/05	217	161,919
Delta Air Lines, 8.30%, 12/15/29	1,005	266,325
Delta Air Lines, 9.50%, 11/18/08(3)	2,358	1,921,770
Northwest Airlines, Inc., 8.875%, 6/1/06	540	415,800
		$19,957,443

Security	Principal Amount (000's omitted)	Value
Apparel - 1.3%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	$1,305	$1,194,075
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	1,965	2,004,300
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,356,750
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,741,525
William Carter, Series B, 10.875%, 8/15/11	5,778	6,384,690
		$14,681,340
Auto and Parts - 1.8%
Delphi Corp., 6.55%, 6/15/06	$4,570	$4,295,800
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,200,975
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(3)	3,115	2,663,325
Rexnord Corp., 10.125%, 12/15/12	1,195	1,284,625
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,340,612
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14(3)	2,965	2,720,387
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,313,360
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,544,750
		$20,363,834
Broadcast Media - 2.7%
CanWest Media, Inc., Sr. Sub. Notes, 8.00%, 9/15/12(3)	$19,508	$20,044,314
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,200	2,365,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	7,875	8,938,125
		$31,347,439
Broadcasting and Cable - 7.2%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$9,200	$7,912,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	7,585	6,523,100
Century Communications, Sr. Notes, 8.75%, 10/1/07(2)	1,040	998,400
Century Communications, Sr. Notes, 8.875%, 1/15/07(2)	2,915	2,827,550
Century Communications, Sr. Notes, 9.50%, 3/1/05(2)	5	4,745,000

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)		Value
Broadcasting and Cable (continued)
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12		$520	$300,300
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11		885	623,925
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10		780	782,925
Charter Communications Holdings, LLC, Sr. Disc. Notes, 11.75%, 1/15/10		1,315	1,045,425
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07		15	15,412
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16		540	592,650
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14		480	511,200
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11		16,345	16,181,550
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08		1,255	1,145,187
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)		7,785	8,252,100
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13		2,760	2,025,150
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09		2,640	2,230,800
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13		6,345	4,885,650
Nextmedia Operating, Inc., 10.75%, 7/1/11		3,260	3,524,875
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR	1,840	2,577,253
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		5,017	5,700,566
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11(4)	EUR	1,935	2,773,794
Paxson Communications Corp., 10.75%, 7/15/08		1,560	1,548,300
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09		1,980	1,851,300
Rogers Cable, Inc., 6.75%, 3/15/15		1,935	1,867,275
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)		2,450	2,082,500
			$83,524,187
Building and Construction-Miscellaneous - 1.3%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08		$1,440	$1,418,400
Goodman Global Holdings, Sr. Notes, Variable Rate, 5.76%, 6/15/12(3)		1,850	1,776,000
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11		2,828	3,209,780
National Waterworks, Inc., Series B, 10.50%, 12/1/12		2,925	3,312,562
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14		2,585	2,300,650
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12		3,430	2,984,100
			$15,001,492

Security	Principal Amount (000's omitted)	Value
Building Materials - 0.4%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12(3)	$1,325	$1,238,875
Koppers, Inc., 9.875%, 10/15/13	60	64,500
Owens Corning, 7.70%, 5/1/08(2)	1,095	844,519
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	3,120	3,010,800
		$5,158,694
Business Services - 2.4%
Advanstar Communications, Inc., 10.75%, 8/15/10	$6,120	$6,732,000
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	3,853,150
Carriage Services, Inc., 7.875%, 1/15/15(3)	1,010	1,020,100
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	510	571,200
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	2,545	2,430,475
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,065	5,368,900
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK), 11.75%, 1/1/12(3)	2,105	2,147,100
United Rentals North America, Inc., 6.50%, 2/15/12	930	890,475
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	2,705	2,448,025
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(3)	1,365	894,075
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,595	1,698,675
		$28,054,175
Cargo Transport - 0.2%
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13(3)	$2,745	$2,134,237
		$2,134,237
Chemicals - 6.5%
Avecia Group PLC, 11.00%, 7/1/09	$391	$408,595
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	3,783	4,189,672
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14(3)	2,130	2,140,650
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, 10.50%, (0.00% until 2009), 10/1/14(3)	3,465	2,269,575
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,368,000
Hercules, Inc., 11.125%, 11/15/07	5,300	6,081,750
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10(3)	735	841,575

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	$1,960	$2,116,800
Huntsman LLC, 11.625%, 10/15/10	2,645	3,068,200
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	7,110,000
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14(3)	875	910,000
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	3,958,129
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,342,575
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13	4,680	5,417,100
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	3,310	3,409,300
OM Group, Inc., 9.25%, 12/15/11	10,260	10,413,900
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	30	31,725
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,030	3,355,725
PQ Corp., 7.50%, 2/15/13(3)	1,305	1,272,375
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	10,015	10,665,975
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,065	2,274,081
		$75,645,702
Computer Software & Services - 1.1%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(3)	$11,955	$12,851,625
		$12,851,625
Consumer Products - 0.9%
Fedders North America, Inc., 9.875%, 3/1/14	$2,982	$1,938,300
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	1,007,400
Rayovac Corp., Sr. Sub. Notes, 7.375%, 2/1/15(3)	3,205	3,124,875
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	4,465	4,621,275
		$10,691,850
Containers and Packaging - 1.5%
Crown Euro Holdings SA, 9.50%, 3/1/11	$1,625	$1,763,125
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,603,862
Pliant Corp., 11.125%, (0% until 2006), 6/15/09	3,065	2,727,850
Pliant Corp., 11.125%, 9/1/09	1,140	1,043,100
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	3,975	3,855,750
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	500	512,500
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,238,300
		$17,744,487

Security	Principal Amount (000's omitted)	Value
Electronic Equipment - 0.2%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	$3,125	$2,875,000
		$2,875,000
Electronics / Electrical - 0.1%
CPI Holdco, Inc., Sr. Notes, Variable Rate, 8.83%, 2/1/15(3)	$1,545	$1,483,200
		$1,483,200
Energy Services - 1.0%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.01%, 12/15/11(3)	$1,635	$1,496,025
Port Arthur Finance Corp., 12.50%, 1/15/09	8,717	9,894,067
		$11,390,092
Entertainment - 2.5%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$2,700	$2,713,500
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14(3)	7,285	7,030,025
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009), 8/15/14(3)	7,210	4,542,300
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	515	579,375
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	805	708,400
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	10,920,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10(3)	270	275,400
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.493%, 5/1/10(3)	2,160	2,251,800
		$29,020,800
Financial Services - 1.5%
Ford Motor Credit Co., 7.875%, 6/15/10	$10,690	$10,298,596
General Motors Acceptance Corp., 6.125%, 9/15/06	6,800	6,761,634
		$17,060,230
Food, Beverages and Tobacco - 0.1%
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	$1,290	$1,380,300
		$1,380,300

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Foods - 1.8%
American Seafood Group, LLC, 10.125%, 4/15/10	$6,165	$6,596,550
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11(3)	5,130	3,462,750
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,015	4,187,525
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	6,370	4,904,900
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,607,520
		$20,759,245
Health Services - 4.3%
Ardent Health Services, Inc., Sr. Sub. Notes, 10.00%, 8/15/13	$5,645	$6,864,884
Healthsouth Corp., 7.625%, 6/1/12	4,070	3,927,550
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	6,310	6,278,450
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12(3)	1,580	1,655,050
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11(3)	1,420	1,579,750
Pacificare Health System, 10.75%, 6/1/09	3,127	3,486,605
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,130,275
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,575	1,701,000
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,798,250
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,740,200
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,965	6,248,337
		$49,410,351
Healthcare - 0.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15(3)	$4,020	$4,241,100
		$4,241,100
Household Products - 0.2%
Del Laboratories, Inc., Sr. Sub. Notes, 8.00%, 2/1/12(3)	$2,065	$1,961,750
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	748,725
		$2,710,475
Information Technology - 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	$868	$850,640
		$850,640

Security	Principal Amount (000's omitted)	Value
Investment Services - 1.2%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$2,875	$2,961,250
Refco Finance Holdings, LLC, Sr. Sub. Notes, 9.00%, 8/1/12(3)	9,755	10,584,175
		$13,545,425
Lodging - 0.7%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 6.874%, 6/1/11	$1,660	$1,709,800
Host Marriott L.P., Sr. Notes, 6.375%, 3/15/15(3)	510	487,688
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,890	6,213,950
		$8,411,438
Lodging and Gaming - 5.4%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(3)	$7,220	$8,808,400
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06(2)	$1,175	$979,656
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,180	4,921,950
Kerzner International, 8.875%, 8/15/11	5,600	6,020,000
Majestic Star Casino LLC, 9.50%, 10/15/10	4,365	4,583,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,675,975
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,555	2,797,725
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	4,355	4,224,350
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	550	561,000
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	2,385	2,373,075
Trump Atlantic City Associates, Inc., 11.25%, 5/1/06(2)	6,815	6,508,325
Trump Holdings and Funding, Sr. Notes, 11.625%, 3/15/10(2)	7,780	8,441,300
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(3)	10,376	11,050,440
		$62,945,446
Machinery - 2.4%
Altra Industrial Motion, 9.00%, 12/1/11(3)	$770	$768,075
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(3)	3,720	3,813,000
Flowserve Corp., 12.25%, 8/15/10	3,470	3,764,950
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	658,208
Milacron Escrow Corp., 11.50%, 5/15/11	6,985	7,508,875
Terex Corp., 10.375%, 4/1/11	4,395	4,790,550
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	6,742	6,270,060
		$27,573,718

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Manufacturing - 3.5%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$1,905	$1,924,050
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	7,765	8,347,375
Dresser, Inc., 9.375%, 4/15/11	8,975	9,423,750
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,725,000
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,899,800
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	2,663,250
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	445	378,250
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09(3)	11,485	11,772,125
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,811	42,874
		$40,176,474
Medical Products - 1.9%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010), 1/1/15(3)	$4,835	$2,538,375
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,677,850
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	2,850	3,063,750
Medquest, Inc., 11.875%, 8/15/12	6,185	6,277,775
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	3,755	3,510,925
Warner Chilcott Corp., 8.75%, 2/1/15(3)	3,095	3,048,575
		$22,117,250
Metals-Aluminum - 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15(3)	$3,880	$3,773,300
		$3,773,300
Metals-Industrial - 0.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	$1,430	$1,522,950
Ryerson Tull, Inc., 9.125%, 7/15/06	760	771,400
		$2,294,350
Metals-Steel - 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,344,963
Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,340	1,443,850
		$4,788,813
Mining-Coal - 0.2%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12(3)	$1,665	$1,856,475
		$1,856,475

Security	Principal Amount (000's omitted)	Value
Music / Entertainment - 0.3%
WMG Holdings Corp., Sr. Notes, Variable Rate, 7.385%, 12/15/11(3)	$3,625	$3,751,875
		$3,751,875
Oil and Gas-Equipment and Services - 4.7%
ANR Pipeline Co., 8.875%, 3/15/10	$1,600	$1,743,598
Coastal Corp., 7.50%, 8/15/06	410	419,225
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	2,880	3,067,200
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(3)	4,340	4,491,900
Giant Industries, 8.00%, 5/15/14	2,845	2,873,450
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	10,010	8,658,650
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	2,120	2,233,950
Northwest Pipeline Corp., 8.125%, 3/1/10	825	892,031
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,615	1,784,575
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,739,900
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	1,385	1,495,800
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,855,110
SESI, LLC, 8.875%, 5/15/11	1,798	1,932,850
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,310,280
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12(3)	975	887,250
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,082,400
United Refining Co., Sr. Notes, 10.50%, 8/15/12	3,515	3,462,275
United Refining Co., Sr. Notes, 10.50%, 8/15/12(3)	660	650,100
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,461,075
		$55,041,619
Oil and Gas-Exploration and Production - 0.3%
El Paso Production Holding Co., 7.75%, 6/1/13	$630	$637,875
Petrobras International Finance Co., 7.75%, 9/15/14	670	680,050
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,117,500
		$3,435,425
Other Energy - 0.4%
Inergy L.P/ Finance, Sr. Notes, 6.875%, 12/15/14(3)	$4,700	$4,488,500
		$4,488,500
Paper - 0.2%
JSG Funding PLC, Sr. Sub Notes, 7.75%, 4/1/15(3)	$2,295	$1,916,325
		$1,916,325

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Paper and Forest Products - 2.9%
Boise Cascade, LLC, Sr. Notes, Variable Rate, 6.016%, 10/15/12(3)	$1,845	$1,835,775
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	5,630	5,545,550
Georgia-Pacific Corp., 9.375%, 2/1/13	2,445	2,735,344
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,262,750
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	3,760	3,741,200
Mercer International, Inc., Sr. Notes, 9.25%, 2/15/13	2,000	1,850,000
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	3,290	3,257,100
NewPage Corp., 10.00%, 5/1/12(3)	8,810	8,633,800
		$33,861,519
Printing and Business Products - 0.9%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	$1,780	$1,896,157
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	8,212	8,745,304
		$10,641,461
Printing and Publishing - 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14(3)	$1,655	$1,510,188
		$1,510,188
Publishing - 2.4%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$6,254	$6,441,620
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,310	5,787,900
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,610,963
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	6,976	7,778,240
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	6,425	6,521,375
		$28,140,098
Recycling - 0.2%
IMCO Recycling Escrow, Inc., Sr. Notes, 9.00%, 11/15/14(3)	$2,335	$2,393,375
		$2,393,375
Retail - 0.1%
Jafra Cosmetics/Distribution, Sr. Sub Notes, 10.75%, 5/15/11	$1,260	$1,423,800
		$1,423,800

Security	Principal Amount (000's omitted)	Value
Retail-Food and Drug - 0.5%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	$3,900	$3,997,500
Rite Aid Corp., 7.125%, 1/15/07	1,865	1,865,000
		$5,862,500
Satellite Communications - 1.7%
Inmarsat Finance PLC, 7.625%, 6/30/12	$5,276	$5,434,280
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 7.805%, 1/15/12(3)	6,315	6,362,362
New Skies Satellites NV, Sr. Notes, Variable Rate, 7.438%, 11/1/11(3)	2,525	2,569,188
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12(3)	3,365	3,381,825
PanAmSat Corp., 9.00%, 8/15/14	2,245	2,346,025
		$20,093,680
Semiconductors - 2.0%
Advanced Micro Devices, Inc., 7.75%, 11/1/12(3)	$7,775	$7,464,000
Amkor Technologies, Inc., 5.75%, 6/1/06	2,380	2,124,150
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	3,415	2,697,850
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,870	8,573,713
STATS ChipPAC Ltd., Sr. Notes, 6.75%, 11/15/11(3)	2,730	2,593,500
		$23,453,213
Services-Movers - 0.3%
Amerco, Inc., 9.00%, 3/15/09	$3,725	$3,939,188
		$3,939,188
Telecommunication Equipment - 1.3%
Nortel Networks Ltd., 4.25%, 9/1/08	15,980	$14,521,825
		$14,521,825
Textiles and Apparel - 1.3%
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	$6,090	$6,485,850
Levi Strauss & Co., Sr. Notes, Variable Rate, 7.73%, 4/1/12(3)	3,020	2,793,500
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	5,490	5,709,600
		$14,988,950

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Transportation - 1.6%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12(3)	$5,190	$5,241,900
Horizon Lines, LLC, 9.00%, 11/1/12(3)	3,600	3,807,000
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,260	1,285,200
Petroleum Helicopters, Series B, 9.375%, 5/1/09	220	231,000
Progress Rail Services Corp./Progress Metal Reclamation Co., Sr. Notes, 7.75%, 4/1/12(3)	3,140	3,140,000
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10	1,840	1,775,600
Quality Distribution LLC/QD Capital, Variable Rate, 7.641%, 1/15/12(3)	2,100	2,037,000
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,290	1,483,500
		$19,001,200
Utilities - 1.4%
El Paso Corp., 6.95%, 12/15/07	$2,380	$2,385,950
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(3)	1,721	1,746,815
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,788,000
Reliant Energy, Inc., 9.25%, 7/15/10	1,200	1,233,000
Reliant Energy, Inc., 9.50%, 7/15/13	3,300	3,440,250
		$16,594,015
Utility-Electric Power Generation - 2.8%
AES Corp., Sr. Notes, 8.75%, 6/15/08	$5,550	$5,883,000
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	3,535	3,844,313
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	494,703
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,585	1,735,575
AES Corp., Sr. Notes, 9.375%, 9/15/10	3,519	3,853,305
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,566	2,926,545
Calpine Corp., 8.75%, 7/15/13(3)	5,645	3,923,275
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	2,400	1,668,000
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	3,750	3,356,250
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	550	310,750
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,586,363
		$32,582,079
Waste Management - 1.0%
Allied Waste North America, Series B, 8.875%, 4/1/08	$4,935	$5,095,388
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	515	517,575
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,000	1,077,500

Security	Principal Amount (000's omitted)	Value
Waste Management (continued)
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14(3)	$4,810	$4,797,975
		$11,488,438
Wireless Communication Services - 6.4%
AirGate PCS, Inc., Variable Rate, 6.891%, 10/15/11(3)	$1,350	$1,387,125
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	2,270	2,485,650
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12	360	374,400
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	6,010	6,738,713
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	2,219	2,332,724
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes, 10.75%, 12/15/08	401	415,035
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	12,970	14,234,575
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, 8/1/11	1,465	1,545,575
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11	160	172,000
IWO Escrow Co., Variable Rate, 6.891%, 1/15/12(3)	675	678,375
IWO Holdings, Inc., 14.00%, 1/15/11(2)	7,490	0
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	9,405	8,605,575
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	420	449,400
Rogers Wireless, Inc., 7.50%, 3/15/15	5,600	5,775,000
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	1,610	1,658,300
Rogers Wireless, Inc., Variable Rate, 6.135%, 12/15/10	3,870	3,995,775
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	3,170	2,773,750
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,030	2,101,050
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,432,563
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	10,310	11,830,725
		$73,986,310
Wireline Communication Services - 2.3%
Qwest Capital Funding, Inc., 7.00%, 8/3/09	$1,160	$1,052,700
Qwest Capital Funding, Inc., 7.75%, 8/15/06	9,590	9,685,900
Qwest Capital Funding, Inc., 7.90%, 8/15/10	880	814,000
Qwest Services Corp., 13.50%, 12/15/07(3)	5,480	6,014,300

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Wireline Communication Services (continued)
Qwest Services Corp., 14.00%, 12/15/10(3)	$7,290	$8,237,700
U.S. West Communications, Debs., 7.20%, 11/10/26	585	517,725
		$26,322,325
Total Corporate Bonds & Notes (identified cost $1,053,266,884)		$1,078,153,510
Convertible Bonds - 0.4%
Security	Principal Amount (000's omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24(3)	$2,720	$2,934,200
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,102,875
Total Convertible Bonds (identified cost, $3,966,699)		$4,037,075
Common Stocks - 1.7%
Security	Shares	Value
Broadcasting and Cable - 0.6%
Telewest Global, Inc.(5)	381,958	$7,081,501
		$7,081,501
Lodging and Gaming - 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(6)	25,351	$152,107
		$152,107
Wireless Communication Services - 1.1%
Crown Castle International Corp.(5)	42,992	$691,741
IWO Holdings, Inc.(5)	234,063	8,426,268
NTL, Inc.(5)	54,115	3,462,278
		$12,580,287
Total Common Stocks (identified cost $15,516,165)		$19,813,895

Convertible Preferred Stocks - 1.1%
Security	Shares	Value
Energy Services - 0.1%
NRG Energy, Inc.(3)	865	$844,024
		$844,024
Oil and Gas-Equipment and Services - 0.4%
Chesapeake Energy Corp.	11,225	$1,459,250
Williams Holdings of Delaware(3)	45,592	3,863,922
		$5,323,172
Wireless Communication Services - 0.6%
Crown Castle International Corp., (PIK)	138,027	$6,677,056
		$6,677,056
Total Convertible Preferred Stocks (identified cost $10,383,866)		$12,844,252
Warrants - 0.1%
Security	Shares	Value
Exercise Equipment - 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	13,600	$0
		$0
Manufacturing - 0.0%
Mueller Holdings, Inc., Exp. 4/15/14(3)(5)	2,325	$186,581
		$186,581
Printing and Business Products - 0.0%
Merrill Corp., Class A, Exp. 1/1/10(4)(5)	9,547	$0
		$0
Restaurants - 0.0%
New World Coffee, Exp. 6/15/06(5)(6)	1,244	$13
		$13
Semiconductors - 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	5,660	$2,943
		$2,943

See notes to financial statements

High Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Transportation - 0.0%
Quality Distribution, Inc., Exp.1/15/07(4)(5)	3,266	$38,866
		$38,866
Wireless Communication Services - 0.1%
American Tower Corp., Exp. 8/1/08(3)(5)	5,070	$1,234,560
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	3,370	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	9,690	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	3,390	0
		$1,234,560
Total Warrants (identified cost $1,182,468)		$1,462,963
Commercial Paper - 1.1%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.94%, 5/2/05	$13,017	$13,015,937
Total Commercial Paper (at amortized cost, $13,015,937)		$13,015,937
Short-Term Investments - 0.2%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 97.8% (identified cost $1,105,259,864)		$1,137,088,246
Other Assets, Less Liabilities - 2.2%		$25,508,876
Net Assets - 100.0%		$1,162,597,122

EUR - Euro

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $298,283,532 or 25.7% of the Fund's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

High Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $1,105,259,864)	$1,137,088,246
Cash	6,965,850
Receivable for investments sold	8,918,655
Interest and dividends receivable	24,610,080
Receivable for open forward foreign currency contracts	14,794
Total assets	$1,177,597,625
Liabilities
Payable for investments purchased	$14,925,894
Payable to affiliate for Trustees' fees	1,706
Accrued expenses	72,903
Total liabilities	$15,000,503
Net Assets applicable to investors' interest in Portfolio	$1,162,597,122
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,130,751,956
Net unrealized appreciation (computed on the basis of identified cost)	31,845,166
Total	$1,162,597,122

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$51,153,901
Dividends	98,727
Miscellaneous	101,169
Total investment income	$51,353,797
Expenses
Investment adviser fee	$3,230,119
Trustees' fees and expenses	10,244
Custodian fee	169,884
Legal and accounting services	40,550
Miscellaneous	9,675
Total expenses	$3,460,472
Deduct - Reduction of custodian fee	$1,622
Total expense reductions	$1,622
Net expenses	$3,458,850
Net investment income	$47,894,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$14,427,254
Foreign currency and forward foreign currency exchange contract transactions	(229,582)
Net realized gain	$14,197,672
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(38,151,849)
Foreign currency and forward foreign currency exchange contracts	(9,282)
Net change in unrealized appreciation (depreciation)	$(38,161,131)
Net realized and unrealized loss	$(23,963,459)
Net increase in net assets from operations	$23,931,488

See notes to financial statements

High Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$47,894,947	$105,551,363
Net realized gain from investments, foreign currency and forward foreign currency exchange contract transactions	14,197,672	13,246,595
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(38,161,131)	27,536,858
Net increase in net assets from operations	$23,931,488	$146,334,816
Capital transactions - Contributions	$100,824,454	$289,846,419
Withdrawals	(254,131,439)	(308,251,669)
Net decrease in net assets from capital transactions	$(153,306,985)	$(18,405,250)
Net increase (decrease) in net assets	$(129,375,497)	$127,929,566
Net Assets
At beginning of period	$1,291,972,619	$1,164,043,053
At end of period	$1,162,597,122	$1,291,972,619

See notes to financial statements

High Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,						Year Ended March 31,
	(Unaudited)		2004	2003	2002(1)	2001	2000(2)		2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.57	%(3)	0.59%	0.66%	0.64%	0.67%	0.67	%(3)	0.64%
Expenses after custodian fee reduction	0.57	%(3)	0.59%	0.66%	0.64%	0.67%	0.67	%(3)	0.64%
Net investment income	7.85	%(3)	8.61%	10.04%	10.38%	11.96%	11.46	%(3)	10.54%
Portfolio Turnover	31%		80%	122%	88%	83%	41%		113%
Total Return(4)	2.13%		12.79%	34.76%	(4.36)%	-	-		-
Net assets, end of period (000's omitted)	$1,162,597		$1,291,973	$1,164,043	$889,653	$1,186,751	$1,163,806		$1,184,998

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  For the seven-month period ended October 31, 2000.

(3)  Annualized.

(4)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

High Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 67.2%, 20.9% and 5.0% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41).

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

High Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

K  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2005, the fee was equivalent to 0.55% of the Portfolio's average daily net assets and amounted to $3,230,119. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $361,984,428 and $404,210,706, respectively, for the six months ended April 30, 2005.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate.

High Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

5  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In exchange for (in United States Dollars)	Net Unrealized Appreciation
5/31/05	Euro 4,386,430	$5,681,655	$14,794
		$5,681,655	$14,794

At April 30, 2005, the Portfolio had sufficient cash and/or securities to cover any commitments under these contracts.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,108,425,746
Gross unrealized appreciation	$55,137,355
Gross unrealized depreciation	(26,474,855)
Net unrealized appreciation	$28,662,500

7  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks and Warrants
New World Coffee, Warrants, Exp. 06/15/06	9/15/02 - 7/15/02 9/30/02	1,244	$0	$13
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	23,351	0	152,107
			$0	$152,120

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

High Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between High Income Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance High Income Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. The Special Committee noted the benefits to the Portfolio of the investment adviser's extensive in-house research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also

High Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance High Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

High Income Portfolio

Officers
Michael W. Weilheimer
President and Co-Portfolio Manager
Thomas P. Huggins
Vice President and Co-Portfolio Manager
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 21, 2005

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 21, 2005